SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 03, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Reverse Merger Transaction

BT Brands, Inc. (the “Company”) was incorporated as Hartmax of NY Inc. on January 19, 2016. Effective July 30, 2018, the Company acquired 100% of the ownership of BTND, LLC (“BTND”). in exchange for common stock in the Company through a Share Exchange Agreement (“Share Exchange”) with BTND, LLC, (“BTND”) and its Members. Following the Share Exchange, BTND became a wholly owned subsidiary of the Company and in 2020 BT Brands, Inc. reincorporated in the State of Wyoming.

Effective with the Share Exchange, all outstanding membership interests in BTND were exchanged with former members of BTND, for an aggregate of 3,298,000 shares of the Company’s common stock, equal to approximately 85.9% of the total number of shares of common stock outstanding after giving effect to the Share Exchange. BTND was the acquirer for accounting purposes and the transaction was accounted for as a reverse acquisition. Consequently, after the giving effect to the merger, the assets and liabilities and the historical operations that will be reflected in consolidated financial statements are those of BTND at its historical cost basis adjusted for goodwill related to a deferred tax liability assumed by the Company at the time of the merger.

Revision of Prior Financial Statements

In fiscal 2020, the Company determined that the deferred tax liability related to the difference between the tax basis and book value of the equipment at the time of the Share Exchange was not correctly calculated. As a result, the 2018 accounting for the merger as of December 30, 2018 has been adjusted to reflect an increase of $151,500 in both the estimated deferred tax liability and goodwill arising from the Share Exchange. As a result of the revision of the accounting for the 2018 Share Exchange, the financial statements for the year ended December 29, 2019 also were revised to reflect an additional impairment of $151,500 of the goodwill that was recorded during 2019. The 2019 adjustment is net of a change in income tax benefit of $53,500 which is primarily related to an estimated $43,000 tax benefit available from a tax loss carryforward in 2019. The net effect of the revision to the 2019 financial statements was to increase the net loss by $98,000, decreasing the previously reported loss for the year ended December 29, 2019 to a loss of $466,577 and increasing the accumluated deficit by $98,000 to $2,000,081.

Business

The Company currently operates company-owned fast-food restaurants called Burger Time. The Company also operates one unit in Minnesota as a franchisee of International Dairy Queen. The Company operates three Burger Time locations in Minnesota, four in North Dakota, and two in South Dakota. The Company closed a store in Richmond, Indiana during 2018, and the Richmond location is currently listed for sale. The Company owns a restaurant property in St. Louis, Missouri currently held for sale. The Company operated a total of ten restaurants at the end of fiscal 2020 and 2019.

The Company’s Dairy Queen store is operated pursuant to the terms of a franchise agreement with International Dairy Queen. The Company is required to pay regular royalty and advertising payments to the franchisor and to remain in compliance with the terms of the franchise agreement.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BT Brands, Inc., BTND, LLC and its wholly owned subsidiaries BTND IN, LLC, BTNDMO, LLC and BTNDDQ, LLC. Significant intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31. Most years consist of four 13-week accounting periods comprising the 52-week year. Fiscal 2020 was a 53-week period ending January 3, 2021 and Fiscal 2019 was the 52-week period ending on December 29, 2019. All references to years in this report refer to the fiscal years described above.

Reverse Stock Split

Pursuant to a written consent of a majority of the Company’s shareholders, the Company’s Board of Directors approved a 1-for-2 common shares reverse stock split effective January 25, 2021. All outstanding common shares and per share data presented herein have been retroactively adjusted to reflect the effect of the reverse split.

Fair Value of Financial Instruments

The Company’s accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the statements on a recurring or nonrecurring basis adhere to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the input to valuation techniques used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The three levels of fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access the measurement date.

•

Level 2 Inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to fair value measurement in its entirety.

The carrying values of cash, receivables, accounts payable and other financial working capital items approximate fair value at year end due to the short maturity nature of these instruments.

The Company believes that the fair value of the investment in notes receivable from a related company on December 29, 2019 approximated the carrying value. In the opinion of the Company, the stated 14% interest rate on the notes approximated the market rate of interest. The Company received equity ownership as additional consideration for its agreement to modify the term of the notes in 2020 and $75,000 was attributed to the value of the equity and this amount is reflected as additional interest income in 2020. The notes receivable were repaid in full in August 2020 and no notes were outstanding on January 3, 2021.

Cash

For purposes of reporting cash and cash flows, cash is net of outstanding checks and includes, amounts on deposit at banks and deposits in transit.

Revenue Recognition

The Company’s revenues consist of purchases of food products for cash, or bank-issued credit and debit card transactions, at Company’s restaurants. The Company follows Accounting Standards Update (ASU) 2014-09 (ASC 606). Under ASC 606, revenues are recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration expected to be received for those goods or services. The Company’s sales are recognized at the point of sale and are presented net of discounts and incentives. Sales are also reported net of applicable sales taxes.

Receivables

Receivables consists of rebates due from a primary vendor.

Inventory

Inventory consists of food, beverages and supplies and is stated at lower of cost (first-in, first-out method) or net realizable value.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives which range from three to thirty years.

The Company reviews long-lived assets to determine if the carrying value of these assets may not be recoverable based on estimated cash flows. Assets are reviewed at the lowest level for which cash flows can be identified, which is at the restaurant level. In determining future cash flows, significant estimates are made by the Company with respect to future operating results of each restaurant over its remaining life. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the assets exceeds the carrying value of the assets.

Assets Held for Sale

From time-to-time the Company may sell an existing operating unit or may close an operating unit and list the property for sale. A property in the St. Louis area is currently listed for sale and the land and building were fully reserved for in the 2020 fourth quarter impairment charge. Certain signage equipment originally purchased for the location was relocated for use at other company locations. The write-down of the St. Louis property resulted in an additional impairment charge of $90,493 during the fourth quarter of 2020. Also, in September 2018 the Company closed an operating Burger Time unit in Richmond, Indiana and the Richmond property is listed for sale. In the second quarter of 2020, it was concluded to record an additional charge of $100,000 for impairment of the value of the Richmond location which the Company believes the property will be sold at or above its current carrying cost of assets held for sale.

Advertising and Marketing Costs

The Company expenses advertising and marketing costs as incurred. Advertising expense for fiscal 2020 and 2019 totaled $29,924 and $49,618, respectively.

Income Taxes

The Company provides for income taxes under ASC 740, Accounting for Income Taxes, using an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

Deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

As of December 29, 2019, the Company had a federal net operating loss carryforward (the “NOL”) of approximately $159,000, which will be fully utilized in the current year’s tax returns reducing 2020 consolidated taxable income by that amount. If not used currently, the NOL expires within twenty years of origination in 2038.

The Company continually reviews the realizability of its deferred tax assets, including an analysis of factors such as future taxable income, reversal of existing taxable temporary differences, and tax planning strategies. The Company assessed whether a valuation allowance should be recorded against its deferred tax assets based on consideration of all available evidence using a "more likely than not" standard. In assessing the need for a valuation allowance, the company considered both positive and negative evidence related to the likelihood of realization of deferred tax assets. In making such assessment, more weight was given to evidence that could be objectively verified, including recent cumulative losses. Future sources of taxable income were also considered in determining the amount of the recorded valuation allowance. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The tax effect of the temporary differences and carryforwards are as follows for the respective fiscal years:

	2020	2019
Net operating loss carry forward	$-	$43,000
Property and equipment	(183,000)	(167,000)
Future tax benefit of impairment allowance	78,000	26,000
Paycheck Protection Program loan forgiveness	(13,000)
Total deferred tax liability	$(118,000)	$(98,000)

The following table summarizes the components of the provision for income taxes:

	2020	2019
Current income tax expense	$110,000	$-
Deferred income taxes (benefit)	20,000	(102,000)
Total income tax expense (benefit)	$130,000	$(102,000)

Total income tax expense for the years ended January 3, 2021 and December 29, 2019 differed from the amounts computed by applying the U.S. Federal statutory tax rate of 21% to pre-tax income as follows:

	2020	2019
Total expense (benefit) computed by applying statutory federal rate	$193,600	$(119,500)
State income tax (benefit), net of federal tax benefit	47,400	(36,000)
Paycheck Protection Program loan forgiveness	(111,000)	-
Other permanent differences	-	53,500
Provision for income taxes (benefit)	$130,000	$(102,500)

Accounting Standards requires that deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet.

The Company had no accrued interest or penalties relating to any income tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception. The last three years of the Company’s tax years are subject to federal and state tax examination. With few exceptions, the Company is no longer subject to U.S. Federal and state income tax examinations by tax authorities for years before 2017.

Per Common Share Amounts

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income or (loss) per share is computed by dividing net income or loss by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. Common stock equivalents are excluded from the computation of diluted net income (loss) per share because their effect is anti-dilutive. There were no potentially dilutive shares outstanding as of the years ending in 2020 and 2019, as both the $4.00 per share strike price of the 102,503 warrants and the $3.30 exercise price for the 16,401 Placement Agent warrants outstanding on January 3, 2021 and December 29, 2019 were exercisable at prices above the estimated fair market price of the underlying stock.

Other Assets

Other assets include the allocated fair value of the acquired Dairy Queen franchise agreement related to the Company’s location in Ham Lake, Minnesota, and is being amortized over an estimated useful life of 14 years. Amortization for each of the next five years is estimated to be approximately $2,000 per year. Accumulated amortization was approximately $9,000 and $7,000 at the end of 2020 and 2019, respectively.

Restaurant Pre-opening expenses

Restaurant pre-opening and other development expenses are non-capital expenditures and are expensed as incurred as part of other operating expenses. Restaurant pre-opening expenses may include the costs of hiring and training the initial hourly work force for each new restaurant, travel, the cost of food and supplies used in training, grand opening promotional costs, the cost of the initial stocking of operating supplies and other direct costs related to the opening of a restaurant, including rent during the construction and in-restaurant training period.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be significant.

Segment Reporting

The Company follows the guidance of FASB Accounting Standards for reporting and disclosure on operating segments requiring segment disclosures about products and services, geographic areas, and major customers. The Company has determined that it did not have any separately reportable operating segments.

Paycheck Protection Program and Liquidity and Capital Resources

For the 53 weeks ended January 3, 2021, the Company earned an after-tax profit of $791,922. On January 3, 2021, the Company had $1,321,244 in cash and working capital of $371,693, an increase of $789,688 from the year-end deficit of $471,995.

COVID-19 has had, and likely will to continue to have a significant adverse impact on the United States economy. It is difficult to predict either the ultimate impact of the COVID-19 pandemic or the impact of governmental responses on the United States economy in general, and specifically the impact on the quick service drive-through segment of the food service industry and on Company’s operating results and financial condition as the situation is evolving.

In May 2020 the Company received pandemic-related loans totaling $487,900, of that amount, $460,400 was borrowed under the Small Business Administration’s Paycheck Protection Program (“PPP”). The Company has elected to account for the proceeds of the loan as a government grant under International Accounting Standard 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance. Under IAS 20, the loan is initially recorded as deferred income on the balance sheet and forgiveness income is recognized on a systematic basis over the periods in which the qualifying expenses are incurred when the Company determines that the forgiveness is reasonably assured. Under the terms of the program, the Company applied for forgiveness of the loans in 2020, anticipating its application qualified the loans for forgiveness. Following application by the Company, the loans were forgiven in full in 2021. As a result of forgiveness of the PPP advances, the loan forgiveness is reflected as “Other Income” in 2020. Also, in May 2020, the Company borrowed $27,500 at no interest under the Minnesota Small Business Emergency Loan Program, and in addition, two of the Company’s mortgage lenders suspended and deferred current payments for a period of three months during the first half of 2020. A total of $93,602 in payments were deferred under these programs. The Company expects to have sufficient cash assets to meet its obligations for more than a year from the issuance of these consolidated financial statements.